Loans and Borrowings - Additional Information (Details) € / shares in Units, $ in Thousands			12 Months Ended
	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Dec. 31, 2014 EUR (€)	Dec. 31, 2023 EUR (€) euroPerBond Facility Size oCEANE € / shares shares	Dec. 31, 2022 EUR (€) euroPerBond oCEANE shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($) shares	Dec. 23, 2008 EUR (€)
Disclosure of detailed information about borrowings [line items]
Capital increase				€ 0	€ 65,332,000
New shares created (in shares) | shares			49,834,983	49,834,983		49,834,983
Deferred tax liability (asset)			€ 455,000	€ 510,000	602,000
Deferred tax liabilities			455,000	510,000
Deferred tax assets			0	0
+ Proceeds from new loans and borrowings net of issue costs			89,000	0	15,270,000
Current convertible loans			415,000	415,000
Non-current convertible loans			52,206,000	49,861,000
Other borrowings			17,557,000	24,999,000
Other current loans and borrowings			7,510,000	4,665,000
Other non-current loans and borrowings			10,047,000	€ 20,334,000
Refundable and conditional advances, Net book value			0		3,229,000
TOTAL - Refundable and conditional advances | $						$ 0
TOTAL			€ 74,913,000
Potential ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Percentage of new shares issued (in percent)			21.20%	21.20%
Maximum dilution of convertible instruments, percentage			17.50%	17.50%
Within 1 Year
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances			€ 0
TOTAL			7,926,000
Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances			0
TOTAL			61,630,000
Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances			0
TOTAL			1,968,000
Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances			0
TOTAL			1,884,000
Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances			0
TOTAL			1,127,000
Later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances | $						$ 0
TOTAL			€ 378,000
Bonds at origin
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares			€ 22.77
BPI FRANCE - IT-DIAB
Disclosure of detailed information about borrowings [line items]
Discounted rate		5.19%
Refundable and conditional advances, Total amount allocated			€ 3,229,000	€ 3,229,000	3,229,000
Refundable and conditional advances, Receipts			3,229,000	3,229,000	3,229,000
Refundable and conditional advances, Repayments			(3,229,000)	0	0
Refundable and conditional advances, Effects of discounting			0	0	€ 0
Refundable and conditional advances, Net book value			€ 0	€ 3,229,000
Refundable and conditional advances, Grant date			Dec. 23, 2008	Dec. 23, 2008
BPI FRANCE - IT-DIAB | Non Repayable
Disclosure of detailed information about borrowings [line items]
Government grants							€ 3,947,000
BPI FRANCE - IT-DIAB | Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Total amount allocated		€ 3,229,000					€ 3,229,000
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Aggregate nominal amount	€ 180,000,000
Conversion Exchange Premium			550.00%
Notes and debentures issued			€ 52,622,000	€ 50,276,000
OCEANE | Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE			1,923,662	1,923,662
Nominal value per unit (in EUR per bond) | euroPerBond			29.60	29.60
Effective Interest Rate			8.80%	8.80%
Notional amount			€ 56,940,395.2	€ 56,940,395.2
OCEANE | Bonds at origin
Disclosure of detailed information about borrowings [line items]
Conversion Exchange Premium	30.00%
Interest rate (in percent)	3.50%
Proportion of trading period over nominal value of OCEANEs (in percent)	150.00%
Trading period	20 days
Conditional Advances [Member] | BPI FRANCE - IT-DIAB | Additional Payments
Disclosure of detailed information about borrowings [line items]
Maximum amount to be paid if any further amounts to be paid as conditional advance		€ 14,800,000
Convertible Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			57,356,000
Convertible Loans [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			415,000
Convertible Loans [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			56,940,000
Convertible Loans [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Convertible Loans [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Convertible Loans [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Convertible Loans [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Refundable And Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings			0	3,229,000
Other current loans and borrowings			0	0
Other non-current loans and borrowings				3,229,000
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings			11,578,000	15,196,000
Other current loans and borrowings			6,339,000	3,619,000
Other non-current loans and borrowings			5,239,000	11,578,000
Other Loans And Borrowings			11,578,000
Bank Loans [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized
Interest rate (in percent)
Facility size | Facility Size
Installments
Bank loan outstanding			€ 11,583,000	15,221,000
Bank Loans [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			6,339,000
Bank Loans [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			3,601,000
Bank Loans [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			867,000
Bank Loans [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			771,000
Bank Loans [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Bank Loans [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Bank Loans [Member] | B N P Four [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			0.87%			0.87%
Debt maturity date			April 2017
Facility size | Facility Size			800,000
Installments			60 monthly
Bank loan outstanding			€ 0	54,000
Bank Loans [Member] | Other [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			0.00%			0.00%
Debt maturity date			-
Facility size | Facility Size			0
Installments			0
Bank loan outstanding			€ 13,000	17,000
Bank Loans [Member] | CDN PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			1.36%			1.36%
Debt maturity date			June 2021
Facility size | Facility Size			900,000
Installments			8 quarterly
Bank loan outstanding			€ 675,000	900,000
Bank Loans [Member] | CIC PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			0.75%			0.75%
Debt maturity date			June 2021
Facility size | Facility Size			2,200,000
Installments			8 quarterly
Bank loan outstanding			€ 1,650,000	2,200,000
Bank Loans [Member] | BNP PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			0.45%			0.45%
Debt maturity date			June 2021
Facility size | Facility Size			4,900,000
Installments			8 quarterly
Bank loan outstanding			€ 3,675,000	4,900,000
Bank Loans [Member] | Natixis PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			0.40%			0.40%
Debt maturity date			June 2021
Facility size | Facility Size			3,000,000
Installments			8 quarterly
Bank loan outstanding			€ 2,250,000	3,000,000
Bank Loans [Member] | BPI Pret Taux Bonifie [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			2.25%			2.25%
Debt maturity date			November 2021
Facility size | Facility Size			2,250,000
Installments			20 quarterly
Bank loan outstanding			€ 1,820,000	2,250,000
Bank Loans [Member] | BPI PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized			€ 0
Interest rate (in percent)			2.25%			2.25%
Debt maturity date			July 2021
Facility size | Facility Size			2,000,000
Installments			16 quarterly
Bank loan outstanding			€ 1,500,000	1,900,000
Bank Loans [Member] | Effective Interest Rate | CDN PGE [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)			2.08%			2.08%
Bank Loans [Member] | Effective Interest Rate | CIC PGE [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)			1.46%			1.46%
Bank Loans [Member] | Effective Interest Rate | BNP PGE [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)			1.16%			1.16%
Bank Loans [Member] | Effective Interest Rate | Natixis PGE [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)			1.11%			1.11%
Bank Loans [Member] | Effective Interest Rate | BPI PGE [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)			1.65%			1.65%
Obligations Under Leases [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings			€ 5,884,000	6,559,000
Other current loans and borrowings			1,076,000	1,032,000
Other non-current loans and borrowings			4,808,000	5,527,000
Accrued Interests [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings			7,000	14,000
Other current loans and borrowings			7,000	14,000
Other non-current loans and borrowings			0	€ 0
Other Loans And Borrowings			7,000
Accrued Interests [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			7,000
Accrued Interests [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Accrued Interests [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Accrued Interests [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Accrued Interests [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Accrued Interests [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			0
Other Financial Loans And Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			74,913,000
Other Financial Loans And Borrowings [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			7,926,000
Other Financial Loans And Borrowings [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			61,630,000
Other Financial Loans And Borrowings [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,968,000
Other Financial Loans And Borrowings [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,884,000
Other Financial Loans And Borrowings [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,127,000
Other Financial Loans And Borrowings [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			378,000
Lease
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			5,884,000
Lease | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,076,000
Lease | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,088,000
Lease | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,101,000
Lease | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,114,000
Lease | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			1,127,000
Lease | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings			€ 378,000